UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.   20549
Form 13F

Form 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/01

Check here if Amendment  [x] ; Amendment Number: _1_____
This Amendment  (Check only one.):	[x] 	is a restatement.
				    		     [ ]  adds new holdings
								entries.
Institutional Investment Manager Filing this Report:
Name:	Tiffany Capital Advisors, Inc.
Address:	2300 Computer Avenue, Suite L67
		Willow Grove, PA 19090
Form 13F File Number:	28-3882
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Curtis O. Townsend
Title:	President
Phone:	215-784-1111

Signature, Place, and Date of Signing:
Curtis O. Townsend		Willow Grove, PA		07/23/00
[Signature]			   [City, State]		[Date]

Report Type	(Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	 34


Form 13F Information Table Value Total:$ 83,329 	(thous.)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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FORM 13F INFORMATION TABLE















Market Value




Security
Class
CUSIP
(x$1000)
Shares
Invtmt  Discret
Other Mgrs
Voting Auth
Barr Laboratories
Common
068306109
4609
66600
SOLE

SOLE
Bear Stearns
Common
073902108
1415
24000
SOLE

SOLE
Bed Bath & Beyond
Common
075896100
1148
36800
SOLE

SOLE
Capital One Financial
Common
14040H105
3182
52900
SOLE

SOLE
Comverse Technology
Common
205862402
2221
38900
SOLE

SOLE
Convergys
Common
212485106
1301
43000
SOLE

SOLE
Cooper Cameron Corp.
Common
216640102
1562
28000
SOLE

SOLE
Diamond Drilling
Common
25271C102
2594
78500
SOLE

SOLE
Dollar General
Common
256669102
327
16796
SOLE

SOLE
Dynegy
Common
26816Q101
3708
81500
SOLE

SOLE
El Paso Energy Corp.
Common
283905107
3158
60100
SOLE

SOLE
Elan Corp.
Common
284131208
3471
56900
SOLE

SOLE
Family Dollar Stores
Common
307000109
1640
64000
SOLE

SOLE
Fiserv
Common
337738108
2559
40000
SOLE

SOLE
Guidant
Common
401698105
1739
48300
SOLE

SOLE
KB Home
Common
48666K109
2426
80400
SOLE

SOLE
Lehman Bros.
Common
524908100
4542
58800
SOLE

SOLE
Lennar Corp.
Common
526057104
2427
58200
SOLE

SOLE
Longs Drug Stores
Common
543162101
631
29300
SOLE

SOLE
Maxim Integrated Products
Common
57772K101
442
10000
SOLE

SOLE
Mercury Interactive
Common
589405109
1018
17000
SOLE

SOLE
Nabors Industries
Common
629568106
2399
64500
SOLE

SOLE
Paychex
Common
704326107
2550
63750
SOLE

SOLE
Peoplesoft
Common
712713106
2560
52000
SOLE

SOLE
Progressive Corp.
Common
743315103
1420
10500
SOLE

SOLE
Protective Life
Common
743674103
2846
82800
SOLE

SOLE
Providian Financial
Common
74406A102
3730
63000
SOLE

SOLE
Qualcomm
Common
747525103
1111
19000
SOLE

SOLE
Sante Fe International
Common
G7805C108
1427
47800
SOLE

SOLE
Sigma-Aldrich
Common
826552101
1641
42500
SOLE

SOLE
Skywest, Inc.
Common
830879102
888
31700
SOLE

SOLE
Transocean Sedco Forex
Common
G90078109
3502
84900
SOLE

SOLE
United Health Group
Common
91324P102
4446
72000
SOLE

SOLE
Univision Communications
Common
914906102
1566
36600
SOLE

SOLE



















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